PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
Comprised as follows:

	December 31,
	2 0 1 3	2 0 1 2
	(in thousands)
Cost:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
	$22	$22
Accumulated depreciation and amortization:
Computers and equipment	$17	$14
Furniture and fixtures	3	3
Vehicles	-	-
	$20	$17
Property and equipment, net	$2	$5